Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments LSV Conservative Value Equity Fund

	Shares	Value (000)

Common Stock (99.3%)
Aerospace & Defense (1.3%)
Raytheon	2,400	$437
Spirit AeroSystems Holdings, Cl A	5,500	423
Textron	7,500	370
United Technologies	3,200	427

		1,657

Agricultural Products (0.2%)
Ingredion	3,100	240

Air Freight & Logistics (0.3%)
FedEx	1,900	324

Aircraft (2.2%)
Alaska Air Group	3,800	241
American Airlines Group	7,600	232
Delta Air Lines	19,300	1,178
Southwest Airlines	8,000	412
United Airlines Holdings*	8,000	735

		2,798

Apparel Retail (0.4%)
Foot Locker	9,000	369
Gap	6,400	125

		494

Apparel/Textiles (0.2%)
Capri Holdings*	7,200	256

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	3,400	495
Bank of New York Mellon	18,300	858
State Street	6,300	366

		1,719

Automotive (2.6%)
American Axle & Manufacturing Holdings*	12,100	146
BorgWarner	9,800	370
Cooper Tire & Rubber	7,900	213
Ford Motor	79,100	754
General Motors	28,100	1,134
Goodyear Tire & Rubber	16,700	229
Lear	3,000	380

		3,226

Banks (11.6%)
Bank of America	105,500	3,237
CIT Group	7,500	379
Citizens Financial Group	15,800	589
Fifth Third Bancorp	14,400	428
JPMorgan Chase	31,700	3,677
Keycorp	22,700	417

LSV Conservative Value Equity Fund

	Shares	Value (000)

Banks (continued)
PNC Financial Services Group	6,600	$943
Regions Financial	35,800	570
SunTrust Banks	13,300	886
US Bancorp	22,900	1,309
Wells Fargo	34,300	1,660
Zions Bancorp	8,100	365

		14,460

Biotechnology (1.8%)
Amgen	3,500	653
Biogen*	1,800	428
Celgene*	6,000	551
Gilead Sciences	9,900	649

		2,281

Building & Construction (1.0%)
Fortune Brands Home & Security	10,800	593
Owens Corning	5,700	331
Toll Brothers	10,700	385

		1,309

Chemicals (1.9%)
Celanese, Cl A	5,100	572
Chemours	9,300	177
Dow	2,166	105
DuPont de Nemours	2,166	156
Eastman Chemical	7,300	550
Huntsman	14,100	290
LyondellBasell Industries, Cl A	5,800	486

		2,336

Computer & Electronics Retail (0.6%)
Best Buy	9,400	719

Computers & Services (4.4%)
DXC Technology	3,109	173
eBay	16,400	676
Hewlett Packard Enterprise	36,200	520
HP	39,300	827
International Business Machines	6,300	934
Oracle	35,700	2,010
Seagate Technology	8,000	370

		5,510

Consumer Discretionary (1.4%)
Procter & Gamble	15,300	1,806

Diversified REIT’s (0.5%)
VEREIT	63,600	580

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Drug Retail (0.8%)
Walgreens Boots Alliance	18,500	$1,008

Electrical Components & Equipment (0.9%)
Acuity Brands	3,300	443
Eaton	8,500	699

		1,142

Electrical Services (3.6%)
Edison International	5,900	440
Entergy	8,700	919
Exelon	25,700	1,158
FirstEnergy	14,000	616
PG&E*	17,700	321
PPL	20,600	610
Southern	7,100	399

		4,463

Fertilizers & Agricultural Chemicals (0.1%)
Corteva	2,166	64

Financial Services (5.2%)
Ally Financial	15,600	513
Capital One Financial	9,000	832
Citigroup	34,700	2,469
Discover Financial Services	6,600	592
Goldman Sachs Group	4,000	881
Morgan Stanley	22,600	1,007
Navient	17,400	246

		6,540

Food, Beverage & Tobacco (3.5%)
Altria Group	6,500	306
General Mills	6,000	319
JM Smucker	6,300	700
Molson Coors Brewing, Cl B	5,900	318
Philip Morris International	16,500	1,380
Pilgrim’s Pride*	14,600	395
Tyson Foods, Cl A	12,100	962

		4,380

General Merchandise Stores (0.9%)
Target	12,900	1,115

Health Care Distributors (1.5%)
AmerisourceBergen, Cl A	4,700	410
Cardinal Health	14,200	649
McKesson	6,100	848

		1,907

Health Care Equipment (1.0%)
Abbott Laboratories	6,700	584
Medtronic	6,690	682

		1,266

LSV Conservative Value Equity Fund

	Shares	Value (000)

Health Care Facilities (0.5%)
Universal Health Services, Cl B	4,000	$603

Health Care REIT’s (0.1%)
Industrial Logistics Properties Trust	6,834	146

Health Care Services (0.9%)
CVS Health	5,634	315
HCA Holdings	6,000	801

		1,116

Homefurnishing Retail (0.0%)
Bed Bath & Beyond	6,300	61

Hotels & Lodging (0.8%)
Royal Caribbean Cruises	6,700	780
Wyndham Destinations	4,000	188

		968

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	3,200	466

Insurance (4.2%)
Aflac	7,400	390
Allstate	8,700	934
American International Group	6,100	342
Hartford Financial Services Group	9,100	524
Lincoln National	8,500	555
MetLife	15,300	756
Principal Financial Group	8,100	470
Prudential Financial	9,600	973
Unum Group	9,900	316

		5,260

IT Consulting & Other Services (0.0%)
Perspecta	1,554	36

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific	1,700	472

Machinery (2.7%)
AGCO	4,900	377
Allison Transmission Holdings	10,200	469
Caterpillar	1,670	220
Cummins	4,670	766
Oshkosh	4,400	368
PACCAR	10,300	722
Parker-Hannifin	2,700	473

		3,395

Media & Entertainment (1.8%)
Comcast, Cl A	26,500	1,144

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Media & Entertainment (continued)
DISH Network, Cl A*	15,400	$521
TEGNA	8,600	131
Viacom, Cl B	14,900	452

		2,248

Metal & Glass Containers (0.2%)
Owens-Illinois	13,600	231

Mortgage REIT’s (0.2%)
Annaly Capital Management	26,400	252

Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	193

Multimedia (0.3%)
Walt Disney	2,600	372

Multi-Sector Holdings (2.2%)
Berkshire Hathaway, Cl B*	13,600	2,794

Office Electronics (0.3%)
Xerox	10,000	321

Office Equipment (0.0%)
Pitney Bowes	12,900	52

Office REIT’s (0.1%)
Office Properties Income Trust	3,536	100

Paper & Paper Products (0.3%)
Domtar	7,800	331

Paper Packaging (1.3%)
International Paper	15,100	663
Packaging of America	5,200	525
Westrock	12,600	454

		1,642

Petroleum & Fuel Products (7.8%)
Carrizo Oil & Gas*	17,700	169
Chevron	20,300	2,499
ConocoPhillips	20,600	1,217
ExxonMobil	32,600	2,424
HollyFrontier	8,100	403
Marathon Petroleum	14,400	812
Phillips 66	11,200	1,149
Valero Energy	12,300	1,048

		9,721

Pharmaceuticals (7.0%)
AbbVie	5,100	340
Bristol-Myers Squibb	16,500	733
Johnson & Johnson	20,600	2,682

LSV Conservative Value Equity Fund

	Shares	Value (000)

Pharmaceuticals (continued)
Merck	26,100	$2,166
Pfizer	73,100	2,839

		8,760

Real Estate (0.7%)
Host Hotels & Resorts	23,300	405
Spirit Realty Capital	10,700	472

		877

Reinsurance (0.4%)
Reinsurance Group of America, Cl A	3,600	561

Retail (2.5%)
Dick’s Sporting Goods	10,900	405
Kohl’s	8,200	442
Kroger	27,100	573
Macy’s	13,800	314
McDonald’s	2,800	590
Walmart	6,700	739

		3,063

Retail REIT’s (0.5%)
Brixmor Property Group	27,400	520
Washington Prime Group	30,900	112

		632

Semi-Conductors/Instruments (4.7%)
Applied Materials	9,500	469
Broadcom	1,300	377
Intel	57,000	2,881
Lam Research	2,500	521
Micron Technology*	16,500	741
QUALCOMM	12,000	878

		5,867

Specialized REIT’s (1.0%)
Hospitality Properties Trust	13,200	326
Omega Healthcare Investors	12,500	454
Xenia Hotels & Resorts	23,800	510

		1,290

Steel & Steel Works (0.3%)
Nucor	7,200	393

Technology Distributors (0.3%)
Tech Data*	4,200	426

Telephones & Telecommunications (7.2%)
AT&T	84,700	2,884
Cisco Systems	50,700	2,809
Corning	12,700	390
Juniper Networks	19,100	516

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)

Telephones & Telecommunications (continued)
Verizon Communications	42,500	$2,349

		8,948

Thrifts & Mortgage Finance (0.7%)
MGIC Investment	31,000	398
Radian Group	22,900	522

		920

Water Utilities (0.0%)
Gannett	4,300	45

TOTAL COMMON STOCK
(Cost 102,980)		124,162

	Face Amount (000)

Repurchase Agreement (0.4%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $547 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $515, 0.000% - 3.000%, 11/30/19 - 02/15/49; total market value $557)	$547	547

TOTAL REPURCHASE AGREEMENT
(Cost 547)		547

Total Investments – 99.7%
(Cost $103,527)		$124,709

Percentages are based on Net Assets of $124,816 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,162	$—	$—	$124,162
Repurchase Agreement	—	547	—	547

Total Investments in Securities	$124,162	$547	$—	$124,709

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-002-2600

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